Offerings	May 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 3,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 428.11
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be offered for resale by the selling stockholder as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered for resale.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	20,000,000
Maximum Aggregate Offering Price	$ 46,900,000.00
Amount of Registration Fee	$ 6,476.89
Offering Note	a. The registrant previously paid registration fees of $6,476.89 in connection with the initial filing of this Registration Statement on Form S-1 on April 29, 2026. b. Pursuant to Rule 457(o) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is $50,000,000.